Income taxes - Changes in deferred tax (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total
Balance at beginning of period			$ 7,335	$ 5,376
Effect in income statement	$ 181	$ (107)	1,177	772
Translation adjustment			(2,225)	28
Other comprehensive income			1,886	53
Balance at end of period	8,173	6,229	8,173	6,229
Assets
Balance at beginning of period			9,217	6,908
Effect in income statement			1,121	731
Translation adjustment			(2,352)	68
Other comprehensive income			1,818	(9)
Balance at end of period	9,804	7,698	9,804	7,698
Liabilities
Balance at beginning of period			1,882	1,532
Effect in income statement			(56)	(41)
Translation adjustment			(127)	40
Other comprehensive income			(68)	(62)
Balance at end of period	$ 1,631	$ 1,469	$ 1,631	$ 1,469